Segments - Summary of revenue generated for the respective countries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segments
Net revenues	$ 169,080	$ 307,702	$ 254,745
PRC
Segments
Net revenues	140,211	254,874	214,444
Hong Kong
Segments
Net revenues	28,661	52,599	40,197
Others
Segments
Net revenues	$ 208	$ 229	$ 104